RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions	1 Months Ended		3 Months Ended			12 Months Ended
	Apr. 30, 2018	Jan. 31, 2018	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Intercompany receivables (less than $1 million)			$ 1		$ 1	$ 1	$ 1
Intercompany payables (less than $1 million)			1		0	1	0
Related Party Charges for Corporate expenses recorded in general and administrative expense (less than $1 million)			2	$ 2		8	1
Related Party Transaction, Other Revenues from Transactions with Related Party (2016 less than $1 million)			1	1		1	1
Payments of Dividends			$ 50	$ 33	33	$ 300	33	$ 0
Settlement of share-based awards associated with the Merger — including cost of accelerated share-based awards					$ 137		$ 138
Subsequent Event [Member]
Related Party Transaction [Line Items]
Payments of Dividends	$ 50	$ 50